PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
The movements in 2025 and 2024 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2024	12	34	1,061	119	390	1,616
Additions	—	2	69	15	76	162
Disposals and derecognition	(3)	(4)	(158)	(58)	(83)	(306)
Reclassification	(64)	64	—	—	—	—
Exchange adjustments	91	48	(11)	(7)	4	125
31 December 2024	36	144	961	69	387	1,597
Additions	—	3	29	16	43	91
Disposals and derecognition	(1)	(9)	(64)	(30)	(89)	(193)
Exchange adjustments	(8)	(11)	(29)	6	(6)	(48)
31 December 2025	27	127	897	61	335	1,447

Accumulated depreciation and impairment
1 January 2024	—	3	480	45	260	788
Charge for the year	—	1	65	23	67	156
Impairment charges included within restructuring costs	—	—	2	—	—	2
Disposals and derecognition	—	(2)	(120)	(52)	(80)	(254)
Exchange adjustments	—	—	15	(9)	(10)	(4)
31 December 2024	—	2	442	7	237	688
Charge for the year	—	—	60	19	63	142
Impairment charges included within restructuring costs	12	60	13	—	1	86
Disposals and derecognition	—	(4)	(54)	(27)	(88)	(173)
Exchange adjustments	—	—	(17)	1	(4)	(20)
31 December 2025	12	58	444	—	209	723

Net book value
31 December 2025	15	69	453	61	126	724
31 December 2024	36	142	519	62	150	909
1 January 2024	12	31	581	74	130	828